SEGMENT INFORMATION - Summary of Revenues by Geographic Areas (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Segment Reporting Information [Line Items]
Revenues by geographic areas		$ 7,133	$ 17,390
Europe Middle East and Africa [Member]
Segment Reporting Information [Line Items]
Revenues by geographic areas	[1]	3,849	16,641
North America [Member]
Segment Reporting Information [Line Items]
Revenues by geographic areas	[2]	2,324	467
Israel [Member]
Segment Reporting Information [Line Items]
Revenues by geographic areas		936	234
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Revenues by geographic areas		24	48
Germany [Member]
Segment Reporting Information [Line Items]
Revenues by geographic areas		3,812	16,641
United States [Member]
Segment Reporting Information [Line Items]
Revenues by geographic areas		$ 2,324	$ 449

[1]	Includes revenues from Germany in the amount of $3,812 and $16,641 for the three months ended March 31, 2026 and 2025, respectively.
[2]	Includes revenues from United States in the amount of $2,324 and $449 for the three months ended March 31, 2026 and 2025, respectively.